UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Oscar S. Schafer        New York, NY                   2/14/07
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    29
                                                -------------

Form 13F Information Table Value Total:            $1,203,421
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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                                     Form 13F INFORMATION TABLE

             COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
---------------------------- -------------- --------- --------- --------- --- ---- ---------- -------- ----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE     SHARED       NONE
---------------------------- -------------- --------- --------- --------- --- ---- ---------- -------- -------   -------    --------
AMERICAN STD COS INC DEL     COM            029712106   24,828    541,500             SOLE       X       X

AVIS BUDGET GROUP            COM            053774105   66,831  3,081,188             SOLE       X       X

CRYOLIFE INC                 PFD CV 6%      228903209    4,760     85,000             SOLE       X       X

CRYOLIFE INC                 COM            228903100   15,300  2,000,000             SOLE       X       X

FIRST DATA CORP              COM            319963104   42,618  1,670,000             SOLE       X       X

FLAMEL TECHNOLOGIES SA       SPONSORED ADR  338488109  122,239  4,081,447             SOLE       X       X

FLOWSERVE CORP               COM            34354P105   96,256  1,907,200             SOLE       X       X

HEXCEL CORP NEW              COM            428291108   40,219  2,310,100             SOLE       X       X

INTERNATIONAL FLAVOR&FRAGRA  COM            459506101   53,304  1,084,300             SOLE       X       X

ISHARES SILVER TRUST         ISHARES        46428Q109    5,146     40,000             SOLE       X       X

MIRAMAR MINING CORP          COM            60466E100   11,859  2,623,700             SOLE       X       X

MSC INDL DIRECT INC          CL A           553530106   29,339    749,400             SOLE       X       X

NEW GOLD INC CDA             COM            644535106    4,902    644,118             SOLE       X       X

NEXEN INC                    COM            65334H102   20,075    365,000             SOLE       X       X

NOVEN PHARMACEUTICALS INC    COM            670009109   37,997  1,493,000             SOLE       X       X

PHARMION CORP                COM            71715B409   46,291  1,798,420             SOLE       X       X

PHI INC                      COM NON VTG    69336T205   10,333    315,700             SOLE       X       X

REALOGY CORP                 COM            75605E100  109,164  3,600,399             SOLE       X       X

SALLY BEAUTY HLDGS INC       COM            79546E104   52,085  6,677,600             SOLE       X       X

SHIRE PLC                    SPONSORED ADR  82481R106   69,066  1,118,300             SOLE       X       X

TESCO CORP                   COM            88157K101   65,934  3,731,400             SOLE       X       X

TYCO INTL LTD NEW            COM            902124106    9,880    325,000     CALL    SOLE       X       X

TYCO INTL LTD NEW            COM            902124106    6,840    225,000     CALL    SOLE       X       X

US GOLD CORP                 COM PAR $0.10  912023207    1,919    380,000             SOLE       X       X

WESTERN UN CO                COM            959802109   35,731  1,593,700             SOLE       X       X

WRIGHT EXPRESS CORP          COM            98233Q105   56,209  1,803,300             SOLE       X       X

WYNDAM WORLDWIDE CORP        COM            98310W108   92,729  2,895,959             SOLE       X       X

WYNN RESORTS LTD             COM            983134107   43,875    467,500             SOLE       X       X

YANKEE CANDLE INC            COM            984757104   27,692    807,821             SOLE       X       X


29 TOTAL DATA RECORDS                   1,203,421

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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